Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future Cash inflows	$ 1,436,101	$ 1,106,849	$ 1,461,565	$ 251,695	$ 360,386
Future production costs	(776,847)	(285,608)	(507,212)	(72,857)	(107,031)
Future development costs	(221,557)	(463,224)	(368,873)	(37,423)	(63,643)
Future production and development costs	(998,404)	(748,832)	(876,085)	(110,280)	(170,674)
Future income tax expenses	(129,121)	(105,615)	(153,178)	(37,264)	(56,913)
Future Net cash flows	308,577	252,402	432,301	104,151	132,799
10% annual discount for estimates timing of cash flows	(168,224)	(115,028)	(209,039)	(29,483)	(35,325)
Standardized measure of discounted Future Net Cash Flows	$ 140,353	$ 137,374	$ 223,262	$ 74,668	$ 97,474	$ 116,153